Long-Term Debt - Schedule of Annual Mandatory Redemptions of Long-term Debt (Details) $ in Millions	Nov. 30, 2021 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 57.1
2023	1,320.3
2024	1,062.1
2025	78.8
2026	$ 55.7